Goodwill and Intangible Assets (Goodwill Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 416,833	$ 541,704	$ 534,916
Hospital Operations Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	383,500	508,400
Hospital Management Advisory and Consulting Services Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	$ 33,300	$ 33,300